LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 9) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Period of repayment performance for restructured loan to be removed from the troubled debt restructuring classification	1 year
Period of repayment performance for restructured loan to return to performing status	6 months
Delinquent period for classification to defaulted loans	90 days
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	$ 27,646,835	$ 35,538,275
Recorded Investment	27,815,348	35,751,790
Total Restructured During The Period	3,087,339	6,536,281	$ 9,038,601
Restructured During Preceding Twelve Months and Defaulted During The Period	852,124	1,109,007	3,700,857
Amount of additional funds (undisbursed) committed to borrowers who were included in troubled debt restructured status	4,000	15,000
Gross amount of interest that would have been recognized under the original terms of renegotiated loans	2,000,000	2,400,000
Actual amount of interest income recognized under the restructured terms	852,000	989,000
(Provisions), credit to provisions, for losses related to restructured loans	(779,000)	83,000
Specific reserves related to troubled debt restructurings	550,000	797,000
Single-family residential loans
Troubled Debt Restructurings
Total Restructured During The Period	3,087,339	4,303,445	3,950,779
Restructured During Preceding Twelve Months and Defaulted During The Period	852,124	1,109,007	3,611,561
Commercial Loan
Troubled Debt Restructurings
Total Restructured During The Period		2,232,836	5,086,481
Restructured During Preceding Twelve Months and Defaulted During The Period			89,296
Consumer Loan
Troubled Debt Restructurings
Total Restructured During The Period			$ 1,341
Non Performing Loans
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	12,035,555	16,574,348
Recorded Investment	12,118,548	16,698,717
Troubled Debt Restructurings Current Under Restructured Terms
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	9,768,545	10,985,340
Recorded Investment	9,838,465	11,068,219
Troubled Debt Restructurings Past Due Under Restructured Terms
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	2,267,010	5,589,008
Recorded Investment	2,280,083	5,630,498
Troubled Debt Restructurings Returned To Accrual Status
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	15,611,280	18,963,927
Recorded Investment	$ 15,696,800	$ 19,053,073